Provisions for other liabilities and charges - Discount rates and sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other provisions
Disclosure of other provisions [line items]
Percentage of Increase (Decrease) In discount rate	1.00%
Percentage of increase in discount rate	1.00%
Percentage of decrease in discount rate	1.00%
Effect of 1% increase in discount rate	$ (4,422)	$ (2,562)	$ (2,066)
Effect of 1% decrease in discount rate	$ 2,568	$ 1,189	$ 1,606
Nigerian entities
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	11.10%	11.10%
IHS Cameroon S.A.
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	7.80%	7.40%
IHS Cote d Ivoire S.A.
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	5.90%	5.90%
IHS Zambia Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	14.00%	14.00%
IHS South Africa Proprietary Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	11.00%	12.20%
IHS Rwanda Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	13.50%	13.50%
Brazilian entities
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	14.00%	15.10%
IHS Kuwait Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation		6.30%